Note 6 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of securities		3
Fair value, less than twelve months
Gross unrealized losses, less than twelve months
Fair value, twelve months or greater		1,440
Gross unrealized losses, twelve months or greater		(31)
Fair value		1,440
Gross unrealized losses		$ (31)
Government National Mortgage Association Securities [Member]
Number of securities	4
Fair value, less than twelve months	$ 2,295
Gross unrealized losses, less than twelve months	(1)
Fair value, twelve months or greater
Gross unrealized losses, twelve months or greater
Fair value	2,295
Gross unrealized losses	$ (1)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member]
Number of securities		2
Fair value, less than twelve months
Gross unrealized losses, less than twelve months
Fair value, twelve months or greater		1,082
Gross unrealized losses, twelve months or greater		(29)
Fair value		1,082
Gross unrealized losses		$ (29)
US Government Agencies Debt Securities [Member]
Number of securities		1
Fair value, less than twelve months
Gross unrealized losses, less than twelve months
Fair value, twelve months or greater		358
Gross unrealized losses, twelve months or greater		(2)
Fair value		358
Gross unrealized losses		$ (2)